Restatement of the March 31, 2023 Financial Statements - Narrative (Details) - Unappropriated retained earnings ¥ in Millions	12 Months Ended
Mar. 31, 2023 JPY (¥)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Elimination of the difference in reporting periods of the transferred business (Note 2)	¥ 0
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Elimination of the difference in reporting periods of the transferred business (Note 2)	¥ 223,273